SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2012	Jul. 17, 2012	Dec. 31, 2014	Dec. 31, 2013
Basis of Presentation [Abstract]
Management fee rate payable by Newcastle (in hundredths)			1.50%
Revenue Recognition [Abstract]
Notice period to cancel lease agreements			30 days
Rent receivables			$ 26,454	$ 522
Acquisition Accounting [Abstract]
Integration costs				726
Income Taxes [Abstract]
Uncertain tax positions			0	0
Expense Recognition [Abstract]
Advertising costs	$ 71	$ 76	495	336
Recent Accounting Pronouncements [Abstract]
Deferred financing costs, net			$ 36,206	$ 41,979
Buildings [Member] | Maximum [Member]
Real Estate Investments [Abstract]
Estimated remaining useful life			40 years
Building Improvements [Member] | Minimum [Member]
Real Estate Investments [Abstract]
Estimated remaining useful life			3 years
Building Improvements [Member] | Maximum [Member]
Real Estate Investments [Abstract]
Estimated remaining useful life			10 years
Other Fixed Assets [Member] | Minimum [Member]
Real Estate Investments [Abstract]
Estimated remaining useful life			3 years
Other Fixed Assets [Member] | Maximum [Member]
Real Estate Investments [Abstract]
Estimated remaining useful life			5 years
Assisted Living/Memory Care Properties [Member]
Revenue Recognition [Abstract]
Average length of stay of residents			24 months
Independent Living Properties [Member]
Revenue Recognition [Abstract]
Average length of stay of residents			33 months
Above/Below Market Intangibles [Member] | Minimum [Member]
Real Estate Investments [Abstract]
Estimated useful life			15 years
Above/Below Market Intangibles [Member] | Maximum [Member]
Real Estate Investments [Abstract]
Estimated useful life			17 years
Other Intangibles [Member]
Real Estate Investments [Abstract]
Estimated useful life			9 years 7 months 6 days	9 years 6 months
Other Intangibles [Member] | Minimum [Member]
Real Estate Investments [Abstract]
Estimated useful life			5 years
Other Intangibles [Member] | Maximum [Member]
Real Estate Investments [Abstract]
Estimated useful life			13 years
In-Place Lease Intangibles [Member]
Real Estate Investments [Abstract]
Estimated useful life			2 years 3 months 18 days	2 years 6 months
In-Place Lease Intangibles [Member] | Minimum [Member]
Real Estate Investments [Abstract]
Estimated useful life			24 months
In-Place Lease Intangibles [Member] | Maximum [Member]
Real Estate Investments [Abstract]
Estimated useful life			33 months
Ground Lease Intangibles [Member] | Minimum [Member]
Real Estate Investments [Abstract]
Estimated useful life			74 years
Ground Lease Intangibles [Member] | Maximum [Member]
Real Estate Investments [Abstract]
Estimated useful life			82 years